Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) - LGM ENTERPRISES, LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Guaranteed revenue program deposits		$ 37,500	$ 25,000
Fractional ownership deposits	$ 10,872	3,636
PPP loan		339	339
Other	27	28
Total	$ 10,899	$ 41,503	$ 25,339